Cover Page Cover Page	Sep. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Registrant Name	Southside Bancshares Inc
Entity Incorporation, State or Country Code	TX
Entity File Number	000-12247
Entity Tax Identification Number	75-1848732
Entity Address, Address Line One	1201 S. Beckham Avenue,
Entity Address, City or Town	Tyler,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75701
City Area Code	903
Local Phone Number	531-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.25 par value
Trading Symbol	SBSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000705432
Amendment Flag	false